Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finance receivables, net
Finance receivables current, allowance for loan losses (in dollars)	$ 3,139
Finance receivables noncurrent, allowance for loan losses (in dollars)	$ 335
Stockholders' equity
Common stock, par value (in dollars per share)	$ 0
Subsidiary notes payable
Finance receivables, net
Net of deferred issuance costs, current liabilities (in dollars)	$ 0
Net of deferred issuance costs, noncurrent liabilities (in dollars)	16
Senior secured notes payable
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)	0
Revolving credit facility
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)	$ 0
Common units A
Stockholders' equity
Common stock, shares authorized	850,000
Common stock, shares outstanding	850,000
Common units B
Stockholders' equity
Common stock, shares authorized	150,000
Common stock, shares outstanding	150,000
Predecessor
Finance receivables, net
Finance receivables current, allowance for loan losses (in dollars)		$ 13,517
Finance receivables noncurrent, allowance for loan losses (in dollars)		$ 2,810
Stockholders' equity
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized		3,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized		300,000
Common stock, shares outstanding		7,990
Predecessor | Subsidiary notes payable
Finance receivables, net
Net of deferred issuance costs, current liabilities (in dollars)		$ 1
Net of deferred issuance costs, noncurrent liabilities (in dollars)		762
Predecessor | Senior secured notes payable
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)		1,664
Predecessor | Revolving credit facility
Finance receivables, net
Net of deferred issuance costs, noncurrent liabilities (in dollars)		$ 1,871